INCOME TAXES	12 Months Ended
Dec. 31, 2011
INCOME TAXES

5.   INCOME TAXES

The components of our income tax provision were as follows:

(millions)	2011	2010	2009
Current tax provision	$440.2	$433.9	$491.0
Deferred tax expense	31.3	63.0	8.4

Total income tax provision	$471.5	$496.9	$499.4

The provision for income taxes in the accompanying consolidated statements of comprehensive income differed from the statutory rate as follows:

($ in millions)	2011		2010		2009
Income before income taxes	$1,487.0		$1,565.2		$1,556.9

Tax at statutory rate	$520.5	35%	$547.8	35%	$544.9	35%
Tax effect of:
Exempt interest income	(17.5)	(1)	(19.4)	(1)	(26.7)	(2)
Dividends received deduction	(18.2)	(1)	(17.2)	(1)	(17.9)	(1)
Tax credits	(9.1)	(1)	0	0	0	0
Tax-deductible dividends	(3.8)	0	(13.0)	(1)	0	0
Other items, net	(.4)	0	(1.3)	0	(.9)	0

Total income tax provision	$471.5	32%	$496.9	32%	$499.4	32%

Deferred income taxes reflect the effect for financial statement reporting purposes of temporary differences between the financial statement carrying amounts and the tax bases of assets and liabilities. At December 31, 2011 and 2010, the components of the net deferred tax asset were as follows:

(millions)	2011	2010
Deferred tax assets:
Unearned premiums reserve	$319.1	$302.3
Investment basis differences	246.1	286.3
Non-deductible accruals	172.1	158.9
Loss and loss adjustment expense reserves	113.6	120.4
Other	5.2	5.0
Deferred tax liabilities:
Net unrealized gains on securities	(367.7)	(413.2)
Hedges on forecasted transactions	(4.3)	(7.9)
Deferred acquisition costs	(151.8)	(146.0)
Property and equipment	(109.9)	(105.4)
Prepaid expenses	(16.1)	(12.6)
Deferred gain on extinguishment of debt	(5.8)	(5.8)
Other	(4.5)	(3.8)

Net deferred tax asset	196.0	178.2
Net income taxes recoverable (payable)	12.0	10.8

Income taxes	$208.0	$189.0

Although realization of the deferred tax asset is not assured, management believes that it is more likely than not that the deferred tax asset will be realized based on our expectation that we will be able to fully utilize the deductions that are ultimately recognized for tax purposes and, therefore, no valuation allowance was needed at December 31, 2011.

We have been a participant in the Compliance Assurance Program (CAP) since 2007. Under CAP, the Internal Revenue Service (IRS) begins its examination process for the tax year before the tax return is filed, by examining significant transactions and events as they occur. The goal of the CAP program is to expedite the exam process and to reduce the level of uncertainty regarding a taxpayer’s tax filing positions.

All federal income tax years prior to 2007 are closed. The IRS exams for 2007-2010 have been completed. We consider 2007 to be effectively settled. For the 2008, 2009, and 2010 tax years, we have received partial acceptance letters. We agreed to extend the statute of limitations for the 2007 and 2008 tax years to September 30, 2012, at the request of IRS Appeals.

One issue remains open for the 2008, 2009, and 2010 tax years relating to partial worthlessness deductions on certain debt instruments; we have reached settlements with IRS Appeals on this issue for 2008 and 2009, but they are pending review by the Congressional Joint Committee on Taxation. For the 2010 tax year, there is one additional unresolved issue that relates to our 2010 debt Tender Offer (see Note 4 – Debt for further discussion) and the appropriate timing of when to recognize the tax on the gain that we recorded in net income that related to the previously unrealized gain on forecasted transactions. We expect all open issues to be resolved by the end of 2012 and believe that none of these issues will have a material effect on our financial condition, results of operations, or cash flows. In addition to these unresolved issues, we filed refund claims for the 2007-2009 tax years relating to the research and experimentation tax credit; these claims have been accepted by the IRS, but, as of December 31, 2011, were pending review by the Congressional Joint Committee on Taxation.

We recognize interest and penalties, if any, related to unrecognized tax benefits as a component of income tax expense. We have not recorded any unrecognized tax benefits, or any related interest and penalties, as of December 31, 2011 and 2010. For the years ended December 31, 2011, 2010, and 2009, only the 2009 tax provision includes an interest benefit (net of tax) of $0.3 million related to the settlement of the 2004-2007 IRS exams.